Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs - Vicker's Vantage - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Liabilities:
Conversion Option Liability	$ 0	$ 6,892
Level 1 [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	101,293,086	139,410,739
Level 3 [Member]
Liabilities:
Warrant Liability – Private Placement Warrants	1,162,800	3,351,600
Conversion Option Liability		$ 6,892